Document and Entity Information	Aug. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2024
Entity Registrant Name	D.R. Horton, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-14122
Entity Tax Identification Number	75-2386963
Entity Address Address Line 1	1341 Horton Circle
Entity Address City Or Town	Arlington
Entity Address State Or Province	TX
Entity Address Postal Zip Code	76011
City Area Code	817
Local Phone Number	390-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	DHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000882184
Amendment Flag	false